Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect on net change in pension liability	$ 0.7	$ 0.2	$ 20.4	$ 1.4
Net change in fair value of derivative instruments, tax	$ 1.4	$ 1.1	$ 1.8	$ 0.7